REDEEMABLE NON-CONTROLLING INTERESTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 07, 2019	Jul. 03, 2019	Jun. 28, 2021	Dec. 31, 2021	Jul. 31, 2025	Jun. 30, 2025	Apr. 30, 2024	Feb. 28, 2023	Feb. 23, 2023
Subscription price of preferred shares represents percentage of outstanding share capital		24.00%
Shares issuable upon the exercise of stock options			500,000		258,125		241,000		1,000,000
Percentage of minimum value per new series A share						150.00%
Series A Preferred Stock [Member]
Percentage of shares right to purchase shares in case of sale by one of the shareholders, the seller has to offer to other shareholders			50.00%
Percentage of shareholder holding exit rights			60.00%
Shareholders agreement continue to collectively hold percentage			25.00%
Series A Preferred Stock [Member] | Employee Stock Option Plan [Member]
Shares issued			500,000					1,000,000
Series A-1 Preferred Stock [Member]
Decrease to additional paid-in capital				$ 10,102
Decrease in non-controlling interests				1,045
Adjustment to carrying value of the redeemable non-controlling interests				$ 9,057
Series B Ordinary Shares [Member]
Holdings percentage of fully-diluted share captial			68.69%
AU10TIX Technologies [Member]
Holdings percentage of fully-diluted share captial			3.00%
Subscripition price, minimum percentage of initial subscription price			150.00%
AU10TIX Technologies [Member] | Series A Preferred Stock [Member]
Number of stock issued	1,000,000	3,000,000
Value of preferred shares issued	$ 20,000	$ 60,000
Subscription price of preferred shares represents percentage of outstanding share capital	7.401%
Subscription price of preferred shares represents percentage of fully-diluted share captial	7.143%	23.077%
Transaction costs	$ 1,513	$ 4,540
Fair value of investment	$ 19,537
Conversion basis			1:1
Share price						$ 26.4583
AU10TIX Technologies [Member] | Series A-1 Preferred Stock [Member]
Number of stock issued	23,622
Fair value of investment	$ 461
AU10TIX Technologies [Member] | Series B Ordinary Shares [Member]
Conversion basis			1:1
TPG [Member] | Series B Ordinary Shares [Member]
Holdings percentage of fully-diluted share captial			7.51%
TPG [Member] | Investor [Member] | Series A-1 Preferred Stock [Member]
Number of Preferred shares subscribed	307,087
Nominal value per share	$ 0.001
Holdings percentage of fully-diluted share captial	23.077%
Oak [Member] | Series A Preferred Stock [Member]
Percentage of shares right to purchase shares in case of sale by one of the shareholders, the seller has to offer to other shareholders			50.00%
Purchase of preferred stock			755,906
Oak [Member] | Series B Ordinary Shares [Member]
Holdings percentage of fully-diluted share captial			12.87%
GF [Member] | Series A Preferred Stock [Member]
Purchase of preferred stock			1,511,811
GF [Member] | Series B Ordinary Shares [Member]
Holdings percentage of fully-diluted share captial			10.93%